The Prudential Insurance Company     Thomas C. Castano
of America                           Assistant General Counsel
                                     Law Department


                                     The Prudential Insurance Company of America
                                     213 Washington Street
                                     Newark, NJ 07102-2992
                                     (973) 802-4708 fax: (973) 802-9560


                                   May 3, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                 Re: The Prudential Variable Contract Real Property Account
                     (Registration No. 33-20083-01)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 15 and (ii) that the text of Post-Effective Amendment No. 15 was filed electronically on April 25, 2002 (Accession No. 0001005477-02-001802).




                            By:       /s/
                                     ------------------------------------
                                     Thomas C. Castano
                                     Assistant General Counsel
                                     The Prudential Insurance Company of America


via EDGAR